Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Profit for the year	₩ 2,657,595	₩ 1,660,101	₩ 1,515,885
Items that will never be reclassified to profit or loss, net of taxes:
Remeasurement of defined benefit liabilities	5,921	(7,524)	(14,489)
Items that are or may be reclassified subsequently to profit or loss, net of taxes:
Net change in unrealized fair value of available-for-sale financial assets	158,440	(223,981)	(3,661)
Net change in other comprehensive income of investments in associates and joint ventures	(141,008)	(9,939)	(5,709)
Net change in unrealized fair value of derivatives	22,586	(13,218)	(1,271)
Foreign currency translation differences for foreign operations	(46,952)	7,331	26,965
Other comprehensive income (loss)	(1,013)	(247,331)	1,835
Total comprehensive income	2,656,582	1,412,770	1,517,720
Total comprehensive income (loss) attributable to:
Owners of the Parent Company	2,597,160	1,432,982	1,522,280
Non-controlling interests	₩ 59,422	₩ (20,212)	₩ (4,560)